Leases - Summary of Maturities of Operating and Finance Lease Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 432,000
2022	420,000
2023	414,000
2024	406,000
2025	308,000
Thereafter	985,000
Total	2,965,000
Less: Imputed Interest	287,000
Present value of lease liabilities	$ 2,678,000	$ 3,273,000